UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Portfolio of Investments
	August 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Aerospace & Defense- 3.12%
1,000	United Industrial	30,070

Apparel Retail- 1.31%
597	The Cato Corporation	12,627

Casinos & Gaming- 2.93%
1,138	Aztar Corporation (NYSE)*	28,291

Commercial Printing- 2.61%
650	Banta Corp.	25,162

Computer Storage & Peripherals- 2.43%
680	Imation Corp.	23,412

Construction & Farm Machinery- 2.45%
463	Oshkosh Truck Corporation	23,594

Distillers & Vintners- 2.36%
620	Constellation Brands, Inc.*	22,797

Diversified Chemicals- 3.26%
680	FMC Corp.*	31,436

Electronic Equipment & Instruments- 2.62%
750	MTS Systems Corp.	16,343
228	Franklin Electric Co.	8,949
		25,292
Footwear- 2.21%
1,094	K-Swiss, Inc. Class A	21,344

Gas Utilities- 5.92%
800	UGI Corp. Holdings	27,328
730	New Jersey Resources	29,821
		57,149
Health Care Services- 2.82%
859	Renal Care Group, Inc.*	27,205

Health Care Distributors & Services- 1.96%
770	Owens & Minor, Inc.	18,865

Health Care Facilities- 0.71%
1,000	Stewart Enterprises, Inc. Class A*	6,810

Health Care Supplies- 2.19%
1,500	Nutraceutical International*	21,165

Home Furnishings- 2.83%
1,000	Dorel Industries, Inc.*	27,300

Housewares & Specialties- 4.28%
750	CSS Industries, Inc.	22,665
451	Lancaster Colony Corp.	18,617
		41,282
Industrial Machinery- 1.72%
532	Graco Incorporated	16,598

Insurance Brokers- 2.03%
1,120	Hub International Ltd.	19,611

Life & Health Insurance- 2.35%
2,000	Universal American Financial*	22,720

Packaged Foods- 8.67%
1,226	Smithfield Foods, Inc.*	31,508
935	John B. Sanfilippo & Son, Inc.*	26,461
750	Sanderson Farms	25,643
		83,611
Personal Products- 2.48%
3,200	CCA Industries	23,936

Property & Casualty Insurance- 2.65%
450	CNA Surety Corporation*	4,680
435	Commerce Group, Inc.	20,858
		25,538
Reginal Banks- 4.59%
1,318	Southside Bancshares	24,159
708	Greater Bay Bancorp	20,157
		44,316
Real Estate Investment Trusts- 5.89%
528	Amli Residential Properties Trust	16,421
377	Prentiss Properties Trust	13,840
488	The Macerich Company	26,596
		56,856
Restaurants- 1.98%
1,390	Ryans Family Steak Houses, Inc.*	19,099

Semiconductors- 1.47%
750	DSP Group, Inc.*	14,228

Specialty Chemicals- 5.18%
725	Albemarle Corp.	24,114
725	Lubrizol Corp.	25,846
		49,960
Systems Software- 2.92%
1,300	Hummingbird Ltd.*	28,210

Thrifts And Mortgage Finance- 4.20%
660	Sterling Financial*	21,886
631	First Federal Capital	18,671
		40,557

TOTAL COMMON STOCKS (Cost $761,534)- 92.14%		$889,040

MONEY MARKET FUNDS - 7.72%
74453.5	First American Prime Obligations Fund Class A	74,454

TOTAL INVESTMENTS- 99.86%		$963,494

ASSETS LESS LIABILITIES- 0.14%		1320

NET ASSETS- 100.00%		$964,814

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

	Queens Road Value Fund
	Portfolio of Investments
	August 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Aerospace & Defense- 3.40%
160	Boeing Co.	8,335
100	United Technologies	9,391
		17,726
Aluminum- 2.05%
330	Aluminum Co Of America	10,685

Banks- 8.00%
300	US Bancorp	8,850
200	Bank of America Corp.	8,996
215	Wachovia Corp.	10,086
235	Wells Fargo	13,806
		41,738
Broadcasting & Cable TV- 1.54%
290	Comcast Corp. Class A Special Non-Voting*	8,048

Computer Hardware- 2.27%
140	International Business Machines, Inc.	11,857

Data Processing Services- 2.38%
645	Electronic Data System	12,397

Department Stores- 0.75%
90	Federated Department Stores	3,906

Distillers & Vintners-2.28%
250	Brown Forman Corporation	11,873

Diversified Financial Services- 0.89%
100	Citigroup Corp.	4,658

Electric Utilites- 4.10%
200	Duke Energy Corp.	4,428
315	Southern Co.	9,560
200	Exelon Corp.	7,370
		21,358
Food Retail- 0.62%
160	Safeway, Inc.*	3,232

General Merchandise Stores- 1.58%
200	Costco Wholesale Corp.	8,234

Health Care Distributors & Services- 1.88%
100	Wellpoint Health Networks, Inc. New Co*.	9,818

Health Care Facilities- 1.86%
250	HCA, Inc.	9,703

House wares & Specialties- 2.53%
180	Fortune Brands, Inc.	13,167

Investment Banking & Brokerage- 3.41%
145	Morgan Stanely	7,356
5	Piper Jaffray, Inc.*	216
200	Merrill Lynch & Co., Inc.	10,214
		17,786
Industrial Conglomerates- 2.70%
450	Tyco Laboratories, Inc.	14,094

Industrial Gases- 1.79%
230	Praxair	9,333

Integrated Oil & Gas- 4.65%
140	Conocophillips	10,420
300	Exxon Mobil	13,830
		24,250
Integrated Telecommunication Services- 6.94%
350	Southwestern Bell Corp.	9,027
950	American Telephone & Telegraph	14,041
240	Alltel Corp.	13,116
		36,184
Life & Health Insurance- 2.39%
335	Metlife, Inc.	12,479

Movies & Entertainment- 1.79%
280	Viacom, Inc. Class B	9,327

Multi-Sector Holdings- 2.43%
235	Leucadia National Corp.	12,690

Multi-Line Insurance- 0.55%
40	American International Group, Inc.	2,850

Oil & Gas Equipment & Services- 1.89%
250	Baker Hughes, Inc.	9,833

Oil & Gas Exploration & Production- 2.04%
180	Anadarko Pete Corp.	10,660

Packaged Foods- 2.19%
190	Unilever NV New York Shares	11,411

Personal Products- 1.62%
175	Alberto-Culver Class B	8,451

Pharmaceuticals- 2.50%
290	Merck & Co., Inc.	13,041

Property & Casualty Insurance- 2.38%
10	St. Paul Travelers	347
150	Progressive Corp.	12,045
		12,392
Publishing & Printing- 1.54%
95	Gannett, Inc.	8,047

Regional Banks- 6.33%
250	National City Corp.	9,448
340	BB&T Corp.	13,597
200	Fifth Third Bancorp	9,962
		33,007
Real Estate Investment Trusts- 2.63%
245	Simon Property Group	13,708

Restaurants- 1.68%
325	McDonalds Corp.	8,782

Thrifts And Mortgage Finance- 3.77%
200	Washington Mutual	7,766
160	Federal National Mortgage Association	11,912
		19,678

TOTAL COMMON STOCKS (Cost $418,152)- 91.36%		476,418

MONEY MARKET FUNDS - 8.48%
44226	First American Prime Obligations Fund Class A	44,226

TOTAL INVESTMENTS- 99.84%		520,644

ASSETS LESS LIABILITIES- 0.16%		809

NET ASSETS- 100.00%		52,1453

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 7, 2004

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 7, 2004

* Print the name and title of each signing officer under his or her signature.